Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Accrued and Other Liabilities

Accrued and other liabilities consist of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Deferred revenue	1,268,633	939,358
Costs to be paid	411,725	440,010
Down payments from customers	647,317	821,959
Personnel related items	301,075	247,246
Derivative financial instruments	67,755	11,652
Standard warranty reserve	41,508	27,475
Other	21,441	12,324

Accrued and other liabilities	2,759,454	2,500,024
Less: non-current portion of accrued and other liabilities[1]	411,655	283,142

Current portion of accrued and other liabilities	2,347,799	2,216,882

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferrals with respect to services.

Changes in Standard Warranty Reserve

Changes in standard warranty reserve for the years 2014 and 2013 are as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR

Balance at beginning of year	27,475	21,626
Acquisitions through business combinations	-	2,978
Additions for the year	42,420	37,124
Utilization of the reserve	(22,749)	(19,924)
Release of the reserve	(5,468)	(13,076)
Effect of exchange rates	(170)	(1,253)

Balance at end of year	41,508	27,475